Annual Operating Expenses - FidelitySustainableHighYieldETF-PRO - FidelitySustainableHighYieldETF-PRO - Fidelity Sustainable High Yield ETF - Fidelity Sustainable High Yield ETF	Dec. 30, 2024
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.56%